Fair Value, Assets and Liabilities, Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trading debt securities [Member]
Assets:
Balance, beginning of period	$ 241	$ 185	$ 241	$ 173
Net gains (losses)		(14)	(72)	7
Purchases		141	218	518
Sales		(167)	(186)	(448)
Settlements		(11)	(6)	(12)
Transfers into Level 3		104	22	34
Transfers out of Level 3		(81)	(32)	(31)
Balance, end of period		157	185	241
Net unrealized gain (losses), related to assets and liabilities held at period end		(12)	(73)	(8)
Available-for-sale debt securities [Member]
Assets:
Balance, beginning of period	186	276	186	2,994
Net gains (losses)		(8)	(36)	21
Purchases		113	327	809
Sales		(31)	(26)	(112)
Settlements		(19)	(25)	(278)
Transfers into Level 3		304	460	353
Transfers out of Level 3		(414)	(610)	(3,601)
Balance, end of period		221	276	186
Net unrealized gain (losses), related to assets and liabilities held at period end		(32)	(10)	(4)
Fair Value Disclosures, Textual [Abstract]
Total net gains (losses) related to assets held at period end and included in other comprehensive income		(27)	(37)	41
Total unrealized net gains (losses) related to assets held at period end and included in other comprehensive income		(28)	(9)	(1)
Loans held for sale [Member]
Assets:
Balance, beginning of period	1,033	793	1,033	1,234
Net gains (losses)		1	(252)	(25)
Purchases		298	389	477
Sales		(373)	(391)	(534)
Settlements		(120)	(207)	(377)
Transfers into Level 3		126	237	394
Transfers out of Level 3		(277)	(16)	(136)
Balance, end of period		448	793	1,033
Net unrealized gain (losses), related to assets and liabilities held at period end		(17)	(170)	(26)
Mortgage servicing rights [Member] | Total Consumer [Member] | Residential mortgage [Member]
Assets:
Balance, beginning of period	6,920	9,310	6,920	6,125
Net gains (losses)		(1,101)	2,001	(842)
Purchases		161	1,003	1,645
Sales		(902)	(614)	(8)
Settlements		0	0	0
Transfers into Level 3		0	0	0
Transfers out of Level 3		0	0	0
Balance, end of period		7,468	9,310	6,920
Net unrealized gain (losses), related to assets and liabilities held at period end		86	3,254	1,170
Derivative [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	(285)	(3,797)	(285)	197
Net gains (losses)		(2,915)	(3,313)	(569)
Purchases		17	19	3
Sales		(7)	(18)	(3)
Settlements		3,150	1,830	116
Transfers into Level 3		(1,604)	(1,035)	(233)
Transfers out of Level 3		158	(995)	204
Balance, end of period		(4,998)	(3,797)	(285)
Net unrealized gains (losses) related to assets and liabilities held at period end		(179)	(1,813)	(391)
Derivative [Member] | Interest rate contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	127	(2,582)	127	446
Net gains (losses)		(2,062)	(3,280)	27
Purchases		3	0	0
Sales		(3)	0	0
Settlements		2,548	994	(340)
Transfers into Level 3		(1,493)	(435)	(5)
Transfers out of Level 3		22	12	(1)
Balance, end of period		(3,567)	(2,582)	127
Net unrealized gains (losses) related to assets and liabilities held at period end		93	(2,073)	(75)
Derivative [Member] | Equity contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	(417)	(1,224)	(417)	(288)
Net gains (losses)		(801)	35	(482)
Purchases		0	0	0
Sales		0	(9)	0
Settlements		521	718	379
Transfers into Level 3		(108)	(584)	(228)
Transfers out of Level 3		138	(967)	202
Balance, end of period		(1,474)	(1,224)	(417)
Net unrealized gains (losses) related to assets and liabilities held at period end		(314)	276	(280)
Derivative [Member] | Equity contracts [Member] | Nonmarketable equity securities [Member]
Net Derivative Assets (Liabilities):
Transfers out of Level 3	1,400
Derivative [Member] | Other derivative contracts [Member]
Net Derivative Assets (Liabilities):
Balance, beginning of period	5	9	5	39
Net gains (losses)		(52)	(68)	(114)
Purchases		14	19	3
Sales		(4)	(9)	(3)
Settlements		81	118	77
Transfers into Level 3		(3)	(16)	0
Transfers out of Level 3		(2)	(40)	3
Balance, end of period		43	9	5
Net unrealized gains (losses) related to assets and liabilities held at period end		42	(16)	(36)
Securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	8,910	20	8,910	9,233
Net gains (losses)		(2)	4	(267)
Purchases		10	1	1
Sales		(8)	(2)	(68)
Settlements		0	0	0
Transfers into Level 3		23	3	11
Transfers out of Level 3		0	(8,896)	0
Balance, end of period		43	20	8,910
Net unrealized gain (losses), related to assets and liabilities held at period end		(1)	(2)	(316)
Securities [Member] | Nonmarketable equity securities [Member]
Assets:
Transfers out of Level 3	8,900
Other assets and liabilities [Member]
Assets and Liabilities:
Balance, beginning of period	$ (791)	(167)	(791)	(1,483)
Net gains (losses)		133	624	771
Purchases		0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset (Liability), Sales		0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset (Liability), Settlements		0	0	(79)
Transfers into level 3		0	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Asset (Liability), Transfers out of Level 3		0	0	0
Balance, end of period		(34)	(167)	(791)
Net unrealized gain (losses), related to assets and liabilities held at period end		133	624	645
Fair Value Disclosures, Textual [Abstract]
Total net gains (losses) related to other assets and liabilities held at period end and included in other comprehensive income		(12)	71	83
Total unrealized net gains (losses) related to assets and liabilities held at period end and included in other comprehensive income		$ (12)	$ 71	$ 78